SEGMENT INFORMATION (Schedule of operating income by segment) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	$ 41,147	$ 42,142
Revenues - internal	0	0
Cost of revenues	31,116	32,188
Gross profit	10,031	9,954
Research and development	571	324
Selling and marketing	2,182	1,928
General and administrative	4,293	3,532
Operating income	2,985	4,170
Financial (income) expenses, net	(39)	58
Income before taxes	3,024	4,112
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	0	0
Revenues - internal	(145)	(905)
Cost of revenues	(203)	(960)
Gross profit	58	55
Research and development	0	0
Selling and marketing	0	0
General and administrative	0	0
Operating income	58	55
Financial (income) expenses, net	0	0
Income before taxes	58	55
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	10,698	9,750
Revenues - internal	42	337
Cost of revenues	7,722	7,173
Gross profit	3,018	2,914
Research and development	251	149
Selling and marketing	679	451
General and administrative	1,356	1,076
Operating income	732	1,238
Financial (income) expenses, net	(764)	(718)
Income before taxes	1,496	1,956
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	11,031	11,909
Revenues - internal	92	568
Cost of revenues	7,593	8,823
Gross profit	3,530	3,654
Research and development	250	140
Selling and marketing	502	554
General and administrative	1,096	795
Operating income	1,682	2,165
Financial (income) expenses, net	102	150
Income before taxes	1,580	2,015
MRO services for Aviation Components and Lease [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	16,862	18,298
Revenues - internal	11	0
Cost of revenues	14,465	16,045
Gross profit	2,408	2,253
Research and development	0	0
Selling and marketing	831	788
General and administrative	1,585	1,504
Operating income	(8)	(39)
Financial (income) expenses, net	653	630
Income before taxes	(661)	(669)
Overhaul and coating of jet engine components [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	2,556	2,185
Revenues - internal	0	0
Cost of revenues	1,539	1,107
Gross profit	1,017	1,078
Research and development	70	35
Selling and marketing	170	135
General and administrative	256	157
Operating income	521	751
Financial (income) expenses, net	(30)	(4)
Income before taxes	$ 551	$ 755